Separation Agreements and Employment Agreement	12 Months Ended
Dec. 31, 2012
Separation Agreements and Employment Agreement [Abstract]
Separation Agreements and Employment Agreement
Separation Agreements and Employment Agreement
As part of the Agreement described in Note 1, the Company entered into an employment agreement with a new President and Chief Executive Officer on January 19, 2012. The annual base salary was to be $240,000 for the first year of employment with the Company and was to increase to $420,000 on the one-year anniversary of the employment start date. In addition, an option to purchase the number of shares of Common Stock equal to 7.5% of the Company’s fully diluted, as-converted shares was awarded (the “First Option”), subject to the terms and conditions of any applicable award agreements and other restrictions and limitations generally applicable to Common Stock or equity awards held by Company executives or otherwise imposed by law. Subject to applicable terms and conditions, the First Option shall vest with respect to 25% of the underlying shares on the one-year anniversary of the employment start date, with the remainder vesting monthly, in equal monthly installments, over the three years thereafter. The First Option is exercisable at a price equal to $0.06 per share of Common Stock. An additional option will be awarded to purchase the number of shares of Common Stock equal to 7.5% of the Company’s fully diluted, as-converted shares on the second anniversary of the employment start date, less the number of shares subject to the First Option on the First Option grant date (the “Second Option”), and the Second Option will also be subject to the same terms and conditions as the First Option. Subject to applicable terms and conditions, 50% of the underlying shares of the Second Option will be fully vested on the date of the grant, with the remainder vesting monthly, in equal monthly installments, over the two years thereafter. The Second Option will be exercisable at a price equal to the fair market value of a share of Common Stock on the date of the grant of the Second Option.
On January 19, 2012, effective upon the closing of the Agreement, the former Chief Executive Officer and Chief Financial Officer resigned. Both of the Company’s former officers entered into separation agreements with the Company, and the Company agreed to make separation payments of $77,778 and $62,222, respectively.